COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)				12 Months Ended
	Oct. 24, 2022	Nov. 15, 2021	May 04, 2021	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Jul. 20, 2023
Shares issued during settlement		93,000,000
Fair value issued out of stock payable		$ 29,388,000				$ 9,415,950
Common share value		$ 0.316
Stock payable						28,494,706
Professional Fees				$ 1,394,366
Common stock, par value				$ 0.0001	$ 0.0001
Preferred stock, per share				0.0001	0.0001
Series A Convertible Preferred Stock [Member]
Preferred stock, per share	$ 0.0001			$ 0.0001	$ 0.0001
Series F Redeemable Convertible Preferred Stock [Member]
Preferred stock, per share	0.0001
Series E Redeemable Convertible Preferred Stock [Member]
Preferred stock, per share	$ 0.0001
Merger Agreement [Member]
Business consideration description	(i) 5,000,000 Yotta Shares if the Surviving Corporation has at least $15,000,000 in revenue during the fiscal year ended March 31, 2024 and (ii) 5,000,000 Yotta Shares if the Surviving Corporation has at least $30,000,000 in revenue during the fiscal year ended March 31, 2025 (collectively, the “Contingent Merger Consideration Shares”)
Common Stock [Member] | Merger Agreement [Member]
Number of shares issued	17,500,000
Common stock, par value	$ 0.0001
Gary Shover [Member] | Common Stock [Member]
Fair value issued out of stock payable				$ 272,743	$ 19,445,284
Number of shares issued				863,110	61,558,203
Merger Agreement [Member]
Net tangible assets							$ 5,000,001
Breakup fee							$ 3,000,000
April 1, 2015 [Member]
Employment agreement description				The Employment Agreement provides that in the event the employee is terminated without cause or resigns for good reason (as defined in their Employment Agreement), the employee will receive, as severance the employee’s base salary for a period of 60 months following the date of termination. In the event of a change of control of the Company, the employee may elect to terminate the Employment Agreement within 30 days thereafter and upon such termination would receive a lump sum payment equal to 500% of the employee’s base salary
April 1, 2015 [Member] | Mr Easterling [Member]
Annual salary			$ 180,000
April 1, 2015 [Member] | Employment Agreement [Member]
Annual salary				$ 96,000